Variable Interest Entities (Details)				1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 24, 2025 USD ($)	Jan. 01, 2025 USD ($)	Nov. 21, 2024 USD ($)	Jul. 31, 2025 USD ($)	Mar. 31, 2025 USD ($)	Jun. 30, 2026 USD ($) tax_equity_partnership solar_project	Dec. 31, 2025 USD ($) solar_project tax_equity_partnership	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Mar. 11, 2025 USD ($)
Variable Interest Entity [Line Items]
Number of tax equity partnerships | tax_equity_partnership						8	9
Assets						$ 3,077,268,000	$ 3,078,520,000	$ 3,245,045,000
Liabilities						2,012,836,000	1,942,620,000	1,903,976,000
(Gain) loss on deconsolidation, net							$ 0	(5,622,000)	$ 0
Number of solar projects | solar_project							2
Preferred return amount						$ 4,700,000	$ 4,700,000
Aurora
Variable Interest Entity [Line Items]
Equity method ownership percentage						49.00%	49.00%
Number of solar projects | solar_project						16	16
OYA
Variable Interest Entity [Line Items]
Equity method ownership percentage				30.00%		50.00%	50.00%
Illinois Winds LLC | GREC II | Related Party
Variable Interest Entity [Line Items]
(Gain) loss on deconsolidation, net								12,700,000
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Illinois Winds LLC
Variable Interest Entity [Line Items]
Reimbursement of construction costs			$ 35,900,000
Construction loan receivable			$ 40,100,000				$ 1,100,000
Construction loan receivable, amount received							39,000,000.0
Development fee payable							9,000,000.0	9,000,000.0
GDEV I
Variable Interest Entity [Line Items]
Maximum exposure to loss						$ 2,500,000	2,100,000
Payments for advance to affiliate					$ 7,400,000
GDEV II
Variable Interest Entity [Line Items]
Maximum exposure to loss						$ 3,000,000.0	$ 3,200,000
OYA | Guarantee of Tax Credit Recapture
Variable Interest Entity [Line Items]
Guarantor obligations										$ 1,500,000
Reporting entity involvement, decrease each year, amount										$ 500,000
Cider Solar Holdings LLC
Variable Interest Entity [Line Items]
Under construction costs of solar project	$ 440,000,000
Greenbacker Capital Management LLC | GDEV Management Holdings LLC
Variable Interest Entity [Line Items]
Ownership percentage		75.00%
Related Party of GCM | GDEV Management Holdings LLC
Variable Interest Entity [Line Items]
Ownership percentage		25.00%
GDEV Management Holdings LLC | Greenbacker Capital Management LLC
Variable Interest Entity [Line Items]
Interest rate		6.00%
GDEV Management Holdings LLC | Greenbacker Capital Management LLC
Variable Interest Entity [Line Items]
Maximum borrowing capacity		$ 4,000,000.0
GDEV GP | GDEV I
Variable Interest Entity [Line Items]
Ownership percentage held by noncontrolling owners						2.00%	2.00%
GDEV GP II | GDEV II
Variable Interest Entity [Line Items]
Ownership percentage held by noncontrolling owners						1.96%	1.96%
GDEV OYA Lender
Variable Interest Entity [Line Items]
Distribution received				$ 3,000,000.0
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Assets						$ 1,300,000,000	$ 1,300,000,000	1,800,000,000
Liabilities						204,200,000	213,800,000	$ 288,000,000.0
Variable Interest Entity, Primary Beneficiary | GDEV Management Holdings LLC | GDEV Management Holdings LLC
Variable Interest Entity [Line Items]
Assets						1,500,000	800,000
Liabilities						$ 1,000,000.0	$ 2,100,000